UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

Vincent P. Corti
The New Economy Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The New Economy Fund®

[photo of waves crashing against rocks]

Semi-annual report for the six months ended May 31, 2012

The New Economy Fund seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	–5.65%	–0.30%	6.60%

The total annual fund operating expense ratio was 0.85% for Class A shares as of the prospectus dated February 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 4.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Global diversification can help reduce these risks. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

[photo of waves crashing against rocks]

Despite the challenging global economic landscape, The New Economy Fund returned 7.4% for the six months ended May 31, 2012. This outpaced the 5.3% return of the Global Service and Information Index, an unmanaged index that tracks companies in the services and information sectors around the world; its results do not include expenses. That figure compares with the 5.3% return of the Lipper Growth Funds Index, which measures a number of growth funds, and the –3.3% return of the Lipper International Funds Index, which measures funds invested in securities whose primary trading markets are outside the U.S.

For the 10-year period ending May 31, 2012, the fund had an average annual total return of 5.7%, compared with 4.1% for the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market.

A challenging environment

The U.S. economy has demonstrated some resiliency during the current recovery; however, the unemployment figure lingers above 8% and U.S. gross domestic product (GDP) growth for the first quarter was a modest 1.9%. Fueled by corporate earnings, the U.S. economy continues to grow, albeit at a slower rate.

[Begin Sidebar]
Results at a glance
(for periods ended May 31, 2012, with all distributions reinvested)

			Average annual total returns
					Lifetime
	Total returns				(since
	6 months	1 year	5 years	10 years	12/1/83)
The New Economy Fund
(Class A shares)	7.4%	–5.1%	0.1%	5.7%	10.4%

Lipper Growth Funds Index	5.3	–4.4	–1.6	3.3	8.3

Lipper International Funds Index	–3.3	–19.6	–5.9	4.7	N/A

Global Service and
Information Index*†	5.3	–4.8	–3.7	3.5	N/A

Standard & Poor’s 500
Composite Index†	6.2	–0.4	–0.9	4.1	10.2

*The index is compiled by Capital Research and Management Company, the investment adviser to the fund.
† This index is unmanaged and, therefore, has no expenses.
[End Sidebar]

Europe is further behind the U.S. in its recovery; European markets were generally weak as political and financial turmoil provided more setbacks for the euro zone. Despite a series of bank bailouts in the euro zone, investors appear to have continuing concerns about their effectiveness to mollify the European structural debt crisis. A stronger economy in Germany offset downturns in Italy and Spain, however, overall first-quarter GDP in the euro zone showed zero growth.

Emerging markets equities stumbled amid escalating worries about the euro zone and slowing economic growth in the U.S. and China.

Portfolio review

The New Economy Fund’s largest sector remained information technology, at 20.4% of net assets. The fund’s largest holding, Apple — comprising 4.0% of total assets — rose 51.2% during the period. The second-largest holding, Samsung Electronics, at 1.8% of net assets, was up 13.0% for the period. Offsetting information technology gains was Texas Instruments (1.2% of assets), which lost 5.4%.

[Begin Sidebar]
Where the fund’s assets are invested	(percent of net assets)

	As of 5/31/12	As of 11/30/11
United States	55.2%	56.5%
Europe
Euro zone*	6.3	8.0
United Kingdom	3.4	4.5
Other Europe	2.9	2.2
	12.6	14.7
Asia & Pacific Basin
Hong Kong	6.5	4.9
China	5.6	4.4
South Korea	1.8	2.3
Malaysia	1.2	1.8
Indonesia	1.2	1.1
Japan	1.0	1.1
Other Asia & Pacific Basin	1.8	1.6
	19.1	17.2

Other (including Latin America)
Brazil	0.5	0.6
South Africa	0.2	0.3
Other countries	0.2	1.1
	0.9	2.0

Short-term securities & other assets less liabilities	12.2	9.6

	100.0%	100.0%

*Countries using the common currency, the euro, are Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

[End Sidebar]

The fund increased its holdings from 18.1% to 18.7% in consumer discretionary goods companies. The fund’s fifth-largest holding, Comcast, returned 27.8%. Health care holdings increased to 15.5% highlighted by the biotechnology company Gilead Sciences, which was up 25.4%. The fund’s total assets in the financials sector decreased from 10.8% to 10.4%.

About 55.2% of the fund’s net assets were invested in U.S. equities. The percentage of the fund invested in companies headquartered in Europe declined to 12.6% of net assets.

Investments in Asia and the Pacific Basin represented 19.1% of holdings, demonstrating our belief in the growth opportunities in those regions. Highlighting this region was NetEase (1.2% of assets), a China-based internet portal and online game developer, which realized a 38.3% gain. Trimming some of the positive returns was AirAsia, which lost 7.7%.

Looking ahead

In this challenging and volatile environment, not only in the U.S. but also around the world, The New Economy Fund continues to stay the course with its emphasis on long-term investing. We remain focused and committed to this disciplined approach and are optimistic about finding attractively valued companies.

So while uncertainty persists, these times of heightened pessimism often present us with compelling prospects to invest in some excellent companies for the long run. We thank you for your continued confidence in our investment philosophy and look forward to providing long-term opportunities for our investors.

Sincerely,

/s/ Timothy D. Armour

Timothy D. Armour
Vice Chairman of the Board

/s/ Claudia P. Huntington

Claudia P. Huntington
President

July 16, 2012

For current information about the fund, visit americanfunds.com.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2012 (the most recent calendar quarter-end):

			10 years/
	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within
six years of purchase	–5.66%	–0.26%	6.58%
Not reflecting CDSC	–0.70	0.11	6.58

Class C shares
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–1.70	0.11	6.39
Not reflecting CDSC	–0.70	0.11	6.39

Class F-1 shares3
Not reflecting annual asset-based fee charged by
sponsoring firm	0.11	0.89	7.23

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	0.39	—	5.62

Class 529-A shares4
Reflecting 5.75% maximum sales charge	–5.69	–0.33	6.57
Not reflecting maximum sales charge	0.05	0.85	7.20

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–5.73	–0.35	6.47
Not reflecting CDSC	–0.77	0.02	6.47

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–1.76	0.03	6.30
Not reflecting CDSC	–0.77	0.03	6.30

Class 529-E shares3,4	–0.27	0.54	6.86

Class 529-F-1 shares3,4 — first sold 10/11/02
Not reflecting annual asset-based fee charged by
sponsoring firm	0.22	1.04	10.00

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Summary investment portfolio    May 31, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Information technology	20.41
Consumer discretionary	18.65
Health care	15.47
Financials	10.36
Industrials	9.13
Other industries	13.57
Preferred stocks	.17
Short-term securities & other assets less liabilities	12.24
[end pie chart]

Country Diversification	(percent of net assets)

United States	55.2%
Hong Kong	6.5
Euro zone*	6.3
China	5.6
United Kingdom	3.4
South Korea	1.8
Malaysia	1.2
Indonesia	1.2
Sweden	1.1
Japan	1.0
India	0.8
Phillippines	0.6
Other countries	3.1
Short-term securities & other assets less liabilities	12.2

*Countries using the euro as a common currency; those represented in the fund's portfolio are Finland, France, Germany, Ireland, the Netherlands and Spain.

			Percent
		Value	of net
Common stocks - 87.59%	Shares	(000)	assets

Information technology - 20.41%
Apple Inc. (1)	495,200	286,092	4.00
Samsung Electronics Co. Ltd.	128,073	131,410	1.84
NetEase, Inc. (ADR) (1)	1,398,000	87,179	1.22
Texas Instruments Inc.	3,015,000	85,867	1.20
Baidu, Inc., Class A (ADR) (1)	624,000	73,489	1.03
Microsoft Corp.	1,995,000	58,234	.81
Adobe Systems Inc. (1)	1,675,000	52,009	.73
Gemalto NV	753,000	47,960	.67
Other securities		637,114	8.91
		1,459,354	20.41

Consumer discretionary - 18.65%
Galaxy Entertainment Group Ltd. (1)	48,784,000	118,416	1.66
Comcast Corp., Class A	2,532,400	73,212
Comcast Corp., Class A, special nonvoting shares	1,100,000	31,592	1.47
Amazon.com, Inc. (1)	410,000	87,293	1.22
Las Vegas Sands Corp.	1,535,000	70,886	.99
DIRECTV, Class A (1)	1,400,000	62,230	.87
Lions Gate Entertainment Corp. (1)	4,225,000	56,277	.79
MGM China Holdings Ltd.	33,966,000	54,702	.76
News Corp., Class A	2,602,815	49,974	.70
Groupon, Inc., Class A (1) (2) (3)	4,748,340	45,975	.64
Sands China Ltd.	12,632,800	43,132	.60
Other securities		639,912	8.95
		1,333,601	18.65

Health care - 15.47%
Thermo Fisher Scientific Inc.	1,823,000	92,025	1.29
Gilead Sciences, Inc. (1)	1,724,500	86,139	1.21
Alexion Pharmaceuticals, Inc. (1)	884,100	80,073	1.12
Grifols, SA, Class A (1)	3,055,000	69,298	.97
Edwards Lifesciences Corp. (1)	761,600	65,018	.91
McKesson Corp.	600,000	52,368	.73
Stryker Corp.	984,000	50,627	.71
Illumina, Inc. (1)	1,119,876	48,222	.67
Allergan, Inc.	500,000	45,125	.63
Exelixis, Inc. (1) (4)	9,650,000	44,679	.63
Biogen Idec Inc. (1)	335,600	43,880	.61
Celesio AG	3,167,000	43,644	.61
NuVasive, Inc. (1) (4)	2,205,286	43,576	.61
Other securities		341,333	4.77
		1,106,007	15.47

Financials - 10.36%
AIA Group Ltd.	28,336,000	92,365	1.29
State Street Corp.	1,110,100	45,747	.64
Wells Fargo & Co.	1,362,300	43,662	.61
Other securities		559,246	7.82
		741,020	10.36

Industrials - 9.13%
Union Pacific Corp.	800,477	89,173	1.25
AirAsia Bhd.	77,785,000	86,326	1.21
Ryanair Holdings PLC (ADR) (1)	2,604,700	79,964	1.12
PT AKR Corporindo Tbk	173,899,680	62,437	.87
Verisk Analytics, Inc., Class A (1)	1,175,000	56,283	.79
United Parcel Service, Inc., Class B	610,000	45,714	.64
MSC Industrial Direct Co., Inc., Class A	619,400	44,417	.62
Other securities		188,404	2.63
		652,718	9.13

Telecommunication services - 5.29%
Crown Castle International Corp. (1)	2,308,122	126,023	1.76
Millicom International Cellular SA (SDR)	578,269	49,473	.69
Other securities		202,851	2.84
		378,347	5.29

Energy - 1.53%
Schlumberger Ltd.	1,052,400	66,564	.93
Other securities		42,639	.60
		109,203	1.53

Consumer staples - 0.78%
Costco Wholesale Corp.	650,000	56,153	.78

Other - 1.08%
Other securities		77,496	1.08

Miscellaneous - 4.89%
Other common stocks in initial period of acquisition		349,430	4.89

Total common stocks (cost: $5,341,393,000)		6,263,329	87.59

			Percent
		Value	of net
Preferred stocks - 0.17%	Shares	(000)	assets

Financials - 0.06%
Other securities		4,128	.06

Miscellaneous - 0.11%
Other preferred stocks in initial period of acquisition		7,653	.11

Total preferred stocks (cost: $11,000,000)		11,781	.17

			Percent
	Principal	Value	of net
Short-term securities - 12.36%	amount (000)	(000)	assets

U.S. Treasury Bills 0.076%-0.138% due 6/7-10/18/2012	219,600	219,551	3.07
Fannie Mae 0.07%-0.16% due 7/16-11/1/2012	190,100	190,031	2.66
Straight-A Funding LLC 0.18% due 8/1-8/6/2012 (5)	89,000	88,970	1.24
General Electric Co. 0.13% due 6/1/2012	38,400	38,400
General Electric Capital Corp. 0.14% due 7/17/2012	35,000	34,994	1.03
Freddie Mac 0.07%-0.12% due 7/17-8/17/2012	61,600	61,592	.86
Google Inc. 0.10% due 6/21/2012 (5)	50,000	49,997	.70
Other securities		200,565	2.80

Total short-term securities (cost: $884,076,000)		884,100	12.36

Total investment securities (cost: $6,236,469,000)		7,159,210	100.12
Other assets less liabilities		(8,733)	(.12)

Net assets		$7,150,477	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended May 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/2012 (000)
Exelixis, Inc. (1)	-	9,650,000	-	9,650,000	$-	$44,679
NuVasive, Inc. (1)	1,972,286	233,000	-	2,205,286	-	43,576
Avanti Communications Group PLC (1)	3,488,372	3,445,000	-	6,933,372	-	33,179
					$-	$121,434

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $52,583,000, which represented .73% of the net assets of the fund.

(3) Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $52,583,000, which represented .73% of the net assets of the fund. These securities were acquired from 9/6/2000 to 12/17/2010 at an aggregate cost of $69,074,000.

(4)Represents an affiliated company as defined under the Investment Company Act of 1940.
(5) Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $274,144,000, which represented 3.83% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $6,094,148)	$7,037,776
Affiliated issuers (cost: $142,321)	121,434	$7,159,210
Cash denominated in currencies other than U.S. dollars
(cost: $245)		245
Cash		113
Receivables for:
Sales of investments	28,150
Sales of fund's shares	5,396
Dividends and interest	12,521	46,067
		7,205,635
Liabilities:
Payables for:
Purchases of investments	36,217
Repurchases of fund's shares	9,734
Investment advisory services	2,552
Services provided by related parties	4,652
Trustees' deferred compensation	1,612
Non-U.S. taxes	301
Other	90	55,158
Net assets at May 31, 2012		$7,150,477

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,063,277
Undistributed net investment income		15,855
Undistributed net realized gain		149,110
Net unrealized appreciation		922,235
Net assets at May 31, 2012		$7,150,477

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (278,101 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$5,463,877	211,826	$25.79
Class B	53,361	2,165	24.65
Class C	174,023	7,136	24.39
Class F-1	156,612	6,064	25.83
Class F-2	75,318	2,919	25.80
Class 529-A	175,382	6,841	25.64
Class 529-B	8,334	337	24.74
Class 529-C	54,429	2,203	24.70
Class 529-E	8,713	343	25.41
Class 529-F-1	10,509	410	25.61
Class R-1	23,768	955	24.89
Class R-2	114,369	4,575	25.00
Class R-3	159,489	6,271	25.43
Class R-4	132,595	5,171	25.64
Class R-5	120,563	4,659	25.88
Class R-6	419,135	16,226	25.83

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,577)	$48,195
Interest	2,261	$50,456

Fees and expenses*:
Investment advisory services	14,947
Distribution services	9,465
Transfer agent services	6,397
Administrative services	637
Reports to shareholders	386
Registration statement and prospectus	172
Trustees' compensation	378
Auditing and legal	34
Custodian	322
State and local taxes	63
Other	219	33,020
Net investment income		17,436

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain on:
Investments (net of non-U.S. taxes of $21)	222,317
Currency transactions	247	222,564
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $301)	259,698
Currency translations	(370)	259,328
Net realized gain and unrealized appreciation
on investments and currency		481,892
Net increase in net assets resulting
from operations		$499,328

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months	Year ended
	ended May 31,	November 30,
	2012*	2011
Operations:
Net investment income	$17,436	$31,441
Net realized gain on investments and currency transactions	222,564	457,860
Net unrealized appreciation (depreciation) on investments and currency translations	259,328	(450,860)
Net increase in net assets resulting from operations	499,328	38,441

Dividends paid to shareholders from net investment income	(32,432)	(49,998)

Net capital share transactions	(164,805)	(417,678)

Total increase (decrease) in net assets	302,091	(429,235)

Net assets:
Beginning of period	6,848,386	7,277,621
End of period (including undistributed
net investment income: $15,855 and $30,851, respectively)	$7,150,477	$6,848,386

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                unaudited

1.	Organization

The New Economy Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2012; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B converts to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2012 (dollars in thousands):

	Investment securities
	Level 1(*)	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,459,354	$-	$-	$1,459,354
Consumer discretionary	1,281,018	45,975	6,608	1,333,601
Health care	1,106,007	-	-	1,106,007
Financials	741,020	-	-	741,020
Industrials	652,718	-	-	652,718
Telecommunication services	378,347	-	-	378,347
Energy	109,203	-	-	109,203
Consumer staples	56,153	-	-	56,153
Other	77,496	-	-	77,496
Miscellaneous	349,430	-	-	349,430
Preferred stocks	-	11,781	-	11,781
Short-term securities	-	884,100	-	884,100
Total	$6,210,746	$941,856	$6,608	$7,159,210

* Securities with a market value of $1,688,783,000, which represented 23.62% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007, by state tax authorities for tax years before 2006 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2011, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$32,351
Capital loss carryforward expiring 2017*	(73,421)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of May 31, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,379,228
Gross unrealized depreciation on investment securities	(456,487)
Net unrealized appreciation on investment securities	922,741
Cost of investment securities	6,236,469

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended May 31, 2012		Year ended November 30, 2011
Class A	$25,493		$41,005
Class B	-		-
Class C	-	*	29
Class F-1	624		1,167
Class F-2	552		627
Class 529-A	767		997
Class 529-B	-		-
Class 529-C	-	*	15
Class 529-E	15		36
Class 529-F-1	66		63
Class R-1	-		24
Class R-2	-		-
Class R-3	274		719
Class R-4	711		993
Class R-5	892		1,337
Class R-6	3,038		2,986
Total	$32,432		$49,998

*Amount less than one thousand.

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2012, the investment advisory services fee was $14,947,000, which was equivalent to an annualized rate of 0.410% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period December 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section on the following page; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended May 31, 2012, the total transfer agent services fee paid under these agreements was $6,397,000, of which $6,303,000 was paid by the fund to AFS and $94,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period December 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended May 31, 2012, total fees paid to CRMC for performing administrative services were $637,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described on the previous page for the six months ended May 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$6,441	$5,365	$236	Not applicable
Class B	299	59	Not applicable	Not applicable
Class C	896	168	39	Not applicable
Class F-1	192	88	36	Not applicable
Class F-2	Not applicable	37	19	Not applicable
Class 529-A	166	128	41	$86
Class 529-B	46	8	2	5
Class 529-C	268	44	13	27
Class 529-E	21	5	2	4
Class 529-F-1	-	8	2	5
Class R-1	120	14	6	Not applicable
Class R-2	440	230	30	Not applicable
Class R-3	405	145	43	Not applicable
Class R-4	171	67	37	Not applicable
Class R-5	Not applicable	30	30	Not applicable
Class R-6	Not applicable	1	101	Not applicable
Total class-specific expenses	$9,465	$6,397	$637	$127

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $378,000, shown on the accompanying financial statements, includes $219,000 in current fees (either paid in cash or deferred) and a net increase of $159,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends			Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended May 31, 2012
Class A	$266,874	10,157	$24,629	1,044		$(487,338)	(18,836)	$(195,835)	(7,635)
Class B	2,309	91	-	-		(15,691)	(634)	(13,382)	(543)
Class C	16,685	670	-	-		(26,335)	(1,072)	(9,650)	(402)
Class F-1	37,103	1,384	610	26		(32,581)	(1,260)	5,132	150
Class F-2	14,082	537	440	19		(15,396)	(590)	(874)	(34)
Class 529-A	20,146	779	766	33		(12,064)	(473)	8,848	339
Class 529-B	213	8	-	-		(2,424)	(98)	(2,211)	(90)
Class 529-C	6,446	259	-	-		(4,735)	(192)	1,711	67
Class 529-E	1,001	39	15	-	†	(1,001)	(40)	15	(1)
Class 529-F-1	1,502	58	66	2		(1,449)	(57)	119	3
Class R-1	3,605	142	-	-		(3,890)	(154)	(285)	(12)
Class R-2	19,697	776	-	-		(25,601)	(1,015)	(5,904)	(239)
Class R-3	28,430	1,101	274	12		(29,951)	(1,168)	(1,247)	(55)
Class R-4	25,067	977	711	30		(34,238)	(1,340)	(8,460)	(333)
Class R-5	13,717	510	890	38		(11,844)	(447)	2,763	101
Class R-6	71,912	2,842	3,038	129		(20,495)	(782)	54,455	2,189
Total net increase (decrease)	$528,789	20,330	$31,439	1,333		$(725,033)	(28,158)	$(164,805)	(6,495)

Year ended November 30, 2011
Class A	$637,497	24,843	$39,334	1,560		$(1,140,627)	(44,743)	$(463,796)	(18,340)
Class B	7,986	322	-	-		(36,864)	(1,516)	(28,878)	(1,194)
Class C	41,831	1,713	28	1		(57,097)	(2,382)	(15,238)	(668)
Class F-1	81,175	3,147	1,107	44		(104,962)	(4,153)	(22,680)	(962)
Class F-2	26,067	1,017	489	19		(17,278)	(693)	9,278	343
Class 529-A	39,340	1,548	996	39		(17,543)	(694)	22,793	893
Class 529-B	873	36	-	-		(3,937)	(162)	(3,064)	(126)
Class 529-C	13,329	540	15	1		(7,193)	(295)	6,151	246
Class 529-E	1,901	75	36	1		(865)	(34)	1,072	42
Class 529-F-1	4,909	190	63	3		(2,008)	(78)	2,964	115
Class R-1	7,074	286	24	1		(6,282)	(253)	816	34
Class R-2	38,696	1,554	-	-		(43,220)	(1,742)	(4,524)	(188)
Class R-3	61,020	2,426	719	29		(60,222)	(2,394)	1,517	61
Class R-4	61,089	2,423	992	40		(39,283)	(1,556)	22,798	907
Class R-5	34,199	1,330	1,336	53		(56,867)	(2,305)	(21,332)	(922)
Class R-6	98,041	3,862	2,986	118		(26,582)	(1,045)	74,445	2,935
Total net increase (decrease)	$1,155,027	45,312	$48,125	1,909		$(1,620,830)	(64,045)	$(417,678)	(16,824)

* Includes exchanges between share classes of the fund.
†Amount less than one thousand.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,195,855,000 and $1,387,760,000, respectively, during the six months ended May 31, 2012.

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income (loss) to average net assets(3)

Class A:	Six months ended 5/31/2012(4)(5)	$24.14	$.07	$1.70	$1.77	$(.12)	$-	$(.12)	$25.79	7.36%	$5,464	.88	%(6)	.88	%(6)	.50	%(6)
	Year ended 11/30/2011	24.22	.11	(.02)	.09	(.17)	-	(.17)	24.14	.31	5,298	.85		.85		.45
	Year ended 11/30/2010	21.87	.18	2.28	2.46	(.11)	-	(.11)	24.22	11.34	5,760	.86		.86		.78
	Year ended 11/30/2009	15.22	.12	6.76	6.88	(.23)	-	(.23)	21.87	45.88	5,733	.95		.94		.67
	Year ended 11/30/2008	30.09	.29	(12.57)	(12.28)	(.23)	(2.36)	(2.59)	15.22	(44.67)	4,237	.83		.79		1.24
	Year ended 11/30/2007	26.41	.25	3.62	3.87	(.19)	-	(.19)	30.09	14.75	8,394	.80		.76		.87

Class B:	Six months ended 5/31/2012(4)(5)	23.04	(.04)	1.65	1.61	-	-	-	24.65	6.94	53	1.64	(6)	1.64	(6)	(.29	)(6)
	Year ended 11/30/2011	23.14	(.08)	(.02)	(.10)	-	-	-	23.04	(.39)	62	1.62		1.62		(.34)
	Year ended 11/30/2010	20.95	- (7)	2.19	2.19	-	-	-	23.14	10.45	90	1.64		1.64		-	(8)
	Year ended 11/30/2009	14.50	(.02)	6.50	6.48	(.03)	-	(.03)	20.95	44.73	117	1.72		1.71		(.09)
	Year ended 11/30/2008	28.80	.10	(12.00)	(11.90)	(.04)	(2.36)	(2.40)	14.50	(45.08)	100	1.60		1.56		.47
	Year ended 11/30/2007	25.30	.03	3.48	3.51	(.01)	-	(.01)	28.80	13.89	234	1.56		1.52		.11

Class C:	Six months ended 5/31/2012(4)(5)	22.80	(.04)	1.63	1.59	-	-	-	24.39	6.97	174	1.68	(6)	1.68	(6)	(.30	)(6)
	Year ended 11/30/2011	22.90	(.08)	(.02)	(.10)	-	-	-	22.80	(.47)	172	1.63		1.63		(.33)
	Year ended 11/30/2010	20.75	- (7)	2.16	2.16	(.01)	-	(.01)	22.90	10.45	188	1.64		1.64		.01
	Year ended 11/30/2009	14.39	(.02)	6.44	6.42	(.06)	-	(.06)	20.75	44.81	182	1.69		1.68		(.09)
	Year ended 11/30/2008	28.63	.10	(11.91)	(11.81)	(.07)	(2.36)	(2.43)	14.39	(45.09)	113	1.62		1.58		.46
	Year ended 11/30/2007	25.18	.02	3.46	3.48	(.03)	-	(.03)	28.63	13.84	215	1.61		1.57		.06

Class F-1:	Six months ended 5/31/2012(4)(5)	24.16	.07	1.71	1.78	(.11)	-	(.11)	25.83	7.39	157	.86	(6)	.86	(6)	.54	(6)
	Year ended 11/30/2011	24.23	.11	(.01)	.10	(.17)	-	(.17)	24.16	.33	143	.85		.85		.44
	Year ended 11/30/2010	21.90	.18	2.28	2.46	(.13)	-	(.13)	24.23	11.32	167	.86		.86		.77
	Year ended 11/30/2009	15.11	.12	6.77	6.89	(.10)	-	(.10)	21.90	45.93	187	.91		.91		.66
	Year ended 11/30/2008	29.91	.28	(12.48)	(12.20)	(.24)	(2.36)	(2.60)	15.11	(44.68)	188	.85		.81		1.22
	Year ended 11/30/2007	26.28	.25	3.60	3.85	(.22)	-	(.22)	29.91	14.76	515	.80		.76		.88

Class F-2:	Six months ended 5/31/2012(4)(5)	24.19	.10	1.70	1.80	(.19)	-	(.19)	25.80	7.51	75	.60	(6)	.60	(6)	.79	(6)
	Year ended 11/30/2011	24.27	.18	(.02)	.16	(.24)	-	(.24)	24.19	.58	72	.59		.59		.72
	Year ended 11/30/2010	21.93	.24	2.29	2.53	(.19)	-	(.19)	24.27	11.63	63	.59		.59		1.06
	Year ended 11/30/2009	15.24	.14	6.81	6.95	(.26)	-	(.26)	21.93	46.33	54	.62		.61		.69
	Period from 8/1/2008 to 11/30/2008(4)	22.62	.07	(7.45)	(7.38)	-	-	-	15.24	(32.63)	2	.21		.19		.37

Class 529-A:	Six months ended 5/31/2012(4)(5)	24.00	.06	1.70	1.76	(.12)	-	(.12)	25.64	7.32	175	.94	(6)	.94	(6)	.45	(6)
	Year ended 11/30/2011	24.10	.10	(.02)	.08	(.18)	-	(.18)	24.00	.32	156	.90		.90		.40
	Year ended 11/30/2010	21.77	.17	2.27	2.44	(.11)	-	(.11)	24.10	11.27	135	.91		.91		.75
	Year ended 11/30/2009	15.16	.12	6.72	6.84	(.23)	-	(.23)	21.77	45.84	110	.97		.97		.64
	Year ended 11/30/2008	29.98	.28	(12.52)	(12.24)	(.22)	(2.36)	(2.58)	15.16	(44.68)	69	.87		.83		1.22
	Year ended 11/30/2007	26.34	.23	3.61	3.84	(.20)	-	(.20)	29.98	14.66	109	.86		.82		.81

Class 529-B:	Six months ended 5/31/2012(4)(5)	23.15	(.05)	1.64	1.59	-	-	-	24.74	6.87	8	1.77	(6)	1.77	(6)	(.41	)(6)
	Year ended 11/30/2011	23.27	(.11)	(.01)	(.12)	-	-	-	23.15	(.52)	10	1.72		1.72		(.43)
	Year ended 11/30/2010	21.09	(.02)	2.20	2.18	-	-	-	23.27	10.34	13	1.74		1.74		(.10)
	Year ended 11/30/2009	14.63	(.03)	6.54	6.51	(.05)	-	(.05)	21.09	44.65	14	1.80		1.80		(.18)
	Year ended 11/30/2008	29.05	.08	(12.12)	(12.04)	(.02)	(2.36)	(2.38)	14.63	(45.14)	10	1.71		1.66		.38
	Year ended 11/30/2007	25.54	(.01)	3.52	3.51	- (7)	-	- (7)	29.05	13.75	17	1.69		1.65		(.02)

Class 529-C:	Six months ended 5/31/2012(4)(5)	23.11	(.05)	1.64	1.59	-	-	-	24.70	6.88	54	1.75	(6)	1.75	(6)	(.36	)(6)
	Year ended 11/30/2011	23.24	(.10)	(.02)	(.12)	(.01)	-	(.01)	23.11	(.53)	49	1.71		1.71		(.41)
	Year ended 11/30/2010	21.06	(.01)	2.19	2.18	-	-	-	23.24	10.35	44	1.72		1.72		(.07)
	Year ended 11/30/2009	14.62	(.03)	6.53	6.50	(.06)	-	(.06)	21.06	44.71	36	1.79		1.79		(.18)
	Year ended 11/30/2008	29.04	.09	(12.10)	(12.01)	(.05)	(2.36)	(2.41)	14.62	(45.15)	23	1.70		1.66		.39
	Year ended 11/30/2007	25.55	- (7)	3.51	3.51	(.02)	-	(.02)	29.04	13.77	36	1.68		1.64		(.02)

Class 529-E:	Six months ended 5/31/2012(4)(5)	$23.75	$.02	$1.68	$1.70	$(.04)	$-	$(.04)	$25.41	7.19%	$9	1.21	%(6)	1.21	%(6)	.18	%(6)
	Year ended 11/30/2011	23.85	.03	(.01)	.02	(.12)	-	(.12)	23.75	- (8)	8	1.19		1.19		.11
	Year ended 11/30/2010	21.57	.10	2.24	2.34	(.06)	-	(.06)	23.85	10.93	7	1.21		1.21		.44
	Year ended 11/30/2009	15.01	.06	6.67	6.73	(.17)	-	(.17)	21.57	45.45	6	1.28		1.27		.34
	Year ended 11/30/2008	29.71	.20	(12.39)	(12.19)	(.15)	(2.36)	(2.51)	15.01	(44.86)	4	1.19		1.15		.90
	Year ended 11/30/2007	26.11	.14	3.58	3.72	(.12)	-	(.12)	29.71	14.32	6	1.17		1.13		.50

Class 529-F-1:	Six months ended 5/31/2012(4)(5)	24.01	.09	1.68	1.77	(.17)	-	(.17)	25.61	7.42	11	.74	(6)	.74	(6)	.65	(6)
	Year ended 11/30/2011	24.09	.16	(.03)	.13	(.21)	-	(.21)	24.01	.47	10	.70		.70		.62
	Year ended 11/30/2010	21.77	.21	2.27	2.48	(.16)	-	(.16)	24.09	11.47	7	.71		.71		.94
	Year ended 11/30/2009	15.17	.15	6.73	6.88	(.28)	-	(.28)	21.77	46.18	6	.78		.77		.79
	Year ended 11/30/2008	30.00	.32	(12.52)	(12.20)	(.27)	(2.36)	(2.63)	15.17	(44.58)	3	.69		.65		1.41
	Year ended 11/30/2007	26.34	.28	3.62	3.90	(.24)	-	(.24)	30.00	14.92	3	.67		.63		.99

Class R-1:	Six months ended 5/31/2012(4)(5)	23.27	(.03)	1.65	1.62	-	-	-	24.89	6.96	24	1.62	(6)	1.62	(6)	(.23	)(6)
	Year ended 11/30/2011	23.39	(.08)	(.01)	(.09)	(.03)	-	(.03)	23.27	(.41)	23	1.61		1.61		(.32)
	Year ended 11/30/2010	21.20	.01	2.21	2.22	(.03)	-	(.03)	23.39	10.46	22	1.62		1.62		.03
	Year ended 11/30/2009	14.71	(.01)	6.57	6.56	(.07)	-	(.07)	21.20	44.78	16	1.68		1.68		(.08)
	Year ended 11/30/2008	29.22	.11	(12.18)	(12.07)	(.08)	(2.36)	(2.44)	14.71	(45.08)	10	1.61		1.57		.50
	Year ended 11/30/2007	25.74	.01	3.54	3.55	(.07)	-	(.07)	29.22	13.84	15	1.61		1.57		.04

Class R-2:	Six months ended 5/31/2012(4)(5)	23.37	(.03)	1.66	1.63	-	-	-	25.00	6.98	114	1.63	(6)	1.63	(6)	(.25	)(6)
	Year ended 11/30/2011	23.47	(.08)	(.02)	(.10)	-	-	-	23.37	(.43)	112	1.63		1.63		(.33)
	Year ended 11/30/2010	21.26	- (7)	2.21	2.21	-	-	-	23.47	10.40	118	1.67		1.67		(.01)
	Year ended 11/30/2009	14.76	(.03)	6.59	6.56	(.06)	-	(.06)	21.26	44.58	108	1.81		1.80		(.19)
	Year ended 11/30/2008	29.30	.08	(12.22)	(12.14)	(.04)	(2.36)	(2.40)	14.76	(45.13)	68	1.72		1.68		.37
	Year ended 11/30/2007	25.77	.02	3.54	3.56	(.03)	-	(.03)	29.30	13.83	113	1.67		1.56		.07

Class R-3:	Six months ended 5/31/2012(4)(5)	23.77	.02	1.68	1.70	(.04)	-	(.04)	25.43	7.18	159	1.18	(6)	1.18	(6)	.21	(6)
	Year ended 11/30/2011	23.87	.03	(.02)	.01	(.11)	-	(.11)	23.77	.04	150	1.17		1.17		.13
	Year ended 11/30/2010	21.58	.11	2.25	2.36	(.07)	-	(.07)	23.87	10.98	150	1.18		1.18		.47
	Year ended 11/30/2009	15.01	.07	6.67	6.74	(.17)	-	(.17)	21.58	45.39	127	1.25		1.24		.36
	Year ended 11/30/2008	29.72	.21	(12.40)	(12.19)	(.16)	(2.36)	(2.52)	15.01	(44.83)	78	1.17		1.13		.93
	Year ended 11/30/2007	26.11	.14	3.59	3.73	(.12)	-	(.12)	29.72	14.34	123	1.17		1.13		.50

Class R-4:	Six months ended 5/31/2012(4)(5)	24.01	.07	1.69	1.76	(.13)	-	(.13)	25.64	7.37	133	.85	(6)	.85	(6)	.53	(6)
	Year ended 11/30/2011	24.11	.12	(.03)	.09	(.19)	-	(.19)	24.01	.35	132	.85		.85		.45
	Year ended 11/30/2010	21.79	.18	2.27	2.45	(.13)	-	(.13)	24.11	11.28	111	.86		.86		.79
	Year ended 11/30/2009	15.17	.13	6.73	6.86	(.24)	-	(.24)	21.79	45.97	85	.90		.90		.71
	Year ended 11/30/2008	30.01	.28	(12.52)	(12.24)	(.24)	(2.36)	(2.60)	15.17	(44.67)	49	.84		.80		1.25
	Year ended 11/30/2007	26.34	.24	3.62	3.86	(.19)	-	(.19)	30.01	14.74	73	.83		.79		.83

Class R-5:	Six months ended 5/31/2012(4)(5)	24.26	.11	1.71	1.82	(.20)	-	(.20)	25.88	7.56	121	.55	(6)	.55	(6)	.84	(6)
	Year ended 11/30/2011	24.34	.19	(.03)	.16	(.24)	-	(.24)	24.26	.64	111	.54		.54		.76
	Year ended 11/30/2010	21.97	.24	2.31	2.55	(.18)	-	(.18)	24.34	11.65	133	.56		.56		1.08
	Year ended 11/30/2009	15.31	.17	6.80	6.97	(.31)	-	(.31)	21.97	46.45	165	.59		.59		.99
	Year ended 11/30/2008	30.24	.36	(12.63)	(12.27)	(.30)	(2.36)	(2.66)	15.31	(44.50)	157	.53		.49		1.58
	Year ended 11/30/2007	26.54	.32	3.64	3.96	(.26)	-	(.26)	30.24	15.06	181	.54		.50		1.12

Class R-6:	Six months ended 5/31/2012(4)(5)	24.23	.12	1.70	1.82	(.22)	-	(.22)	25.83	7.57	419	.50	(6)	.50	(6)	.90	(6)
	Year ended 11/30/2011	24.31	.21	(.03)	.18	(.26)	-	(.26)	24.23	.70	340	.49		.49		.81
	Year ended 11/30/2010	21.92	.27	2.28	2.55	(.16)	-	(.16)	24.31	11.68	270	.51		.51		1.17
	Period from 5/1/2009 to 11/30/2009(4)	17.22	.13	4.57	4.70	-	-	-	21.92	27.29	154	.54	(6)	.54	(6)	1.06	(6)

	Six months ended May 31,	Year ended November 30
	2012(4)(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	18%	45%	47%	51%	52%	40%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.
(8)Amount less than .01%.

See Notes to Financial Statements

Expense example
  unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2011, through May 31, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 12/1/2011	Ending account value 5/31/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,073.64	$4.56	.88%
Class A -- assumed 5% return	1,000.00	1,020.60	4.45	.88
Class B -- actual return	1,000.00	1,069.42	8.48	1.64
Class B -- assumed 5% return	1,000.00	1,016.80	8.27	1.64
Class C -- actual return	1,000.00	1,069.75	8.69	1.68
Class C -- assumed 5% return	1,000.00	1,016.60	8.47	1.68
Class F-1 -- actual return	1,000.00	1,073.93	4.46	.86
Class F-1 -- assumed 5% return	1,000.00	1,020.70	4.34	.86
Class F-2 -- actual return	1,000.00	1,075.14	3.11	.60
Class F-2 -- assumed 5% return	1,000.00	1,022.00	3.03	.60
Class 529-A -- actual return	1,000.00	1,073.21	4.87	.94
Class 529-A -- assumed 5% return	1,000.00	1,020.30	4.75	.94
Class 529-B -- actual return	1,000.00	1,068.69	9.15	1.77
Class 529-B -- assumed 5% return	1,000.00	1,016.15	8.92	1.77
Class 529-C -- actual return	1,000.00	1,068.79	9.05	1.75
Class 529-C -- assumed 5% return	1,000.00	1,016.25	8.82	1.75
Class 529-E -- actual return	1,000.00	1,071.90	6.27	1.21
Class 529-E -- assumed 5% return	1,000.00	1,018.95	6.11	1.21
Class 529-F-1 -- actual return	1,000.00	1,074.19	3.84	.74
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.30	3.74	.74
Class R-1 -- actual return	1,000.00	1,069.62	8.38	1.62
Class R-1 -- assumed 5% return	1,000.00	1,016.90	8.17	1.62
Class R-2 -- actual return	1,000.00	1,069.75	8.43	1.63
Class R-2 -- assumed 5% return	1,000.00	1,016.85	8.22	1.63
Class R-3 -- actual return	1,000.00	1,071.85	6.11	1.18
Class R-3 -- assumed 5% return	1,000.00	1,019.10	5.96	1.18
Class R-4 -- actual return	1,000.00	1,073.70	4.41	.85
Class R-4 -- assumed 5% return	1,000.00	1,020.75	4.29	.85
Class R-5 -- actual return	1,000.00	1,075.62	2.85	.55
Class R-5 -- assumed 5% return	1,000.00	1,022.25	2.78	.55
Class R-6 -- actual return	1,000.00	1,075.74	2.59	.50
Class R-6 -- assumed 5% return	1,000.00	1,022.50	2.53	.50

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2012, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Lit. No. MFGESR-914-0712P

Litho in USA BBC/RRD/6276-S33494

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The New Economy Fund®
Investment portfolio

May 31, 2012
unaudited

Common stocks — 87.59%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.41%
Apple Inc.1	495,200	$286,092
Samsung Electronics Co. Ltd.	128,073	131,410
NetEase, Inc. (ADR)1	1,398,000	87,179
Texas Instruments Inc.	3,015,000	85,867
Baidu, Inc., Class A (ADR)1	624,000	73,489
Microsoft Corp.	1,995,000	58,234
Adobe Systems Inc.1	1,675,000	52,009
Gemalto NV	753,000	47,960
Broadcom Corp., Class A	1,300,000	42,055
Accenture PLC, Class A	730,000	41,683
Mail.ru Group Ltd. (GDR)1	1,300,000	40,781
AAC Technologies Holdings Inc.	12,096,000	38,182
Logitech International SA1	3,500,000	35,805
Yahoo! Inc.1	2,335,000	35,585
eBay Inc.1	900,000	35,271
ASML Holding NV	738,000	33,855
Oracle Corp.	1,171,000	30,996
Trimble Navigation Ltd.1	650,000	30,657
Autodesk, Inc.1	900,000	28,818
Hexagon AB, Class B	1,560,000	27,594
SINA Corp.1	500,000	26,635
QUALCOMM Inc.	460,000	26,363
Rovi Corp.1	852,000	20,814
AOL Inc.1	716,503	19,654
Motorola Solutions, Inc.	380,000	18,270
EMC Corp.1	750,000	17,888
Nokia Corp.	5,800,000	15,233
Avago Technologies Ltd.	425,000	14,068
Avid Technology, Inc.1	1,800,000	12,852
Electronic Arts Inc.1	665,000	9,057
Maxim Integrated Products, Inc.	350,000	8,806
Digital China Holdings Ltd.	4,870,000	7,906
DTS, Inc.1	275,000	7,598
KLA-Tencor Corp.	153,000	7,012
Quantum Corp.1	1,885,000	3,676
		1,459,354

CONSUMER DISCRETIONARY — 18.65%
Galaxy Entertainment Group Ltd.1	48,784,000	118,416
Comcast Corp., Class A	2,532,400	73,212
Comcast Corp., Class A, special nonvoting shares	1,100,000	31,592
Amazon.com, Inc.1	410,000	87,293
Las Vegas Sands Corp.	1,535,000	70,886
DIRECTV, Class A1	1,400,000	62,230
Lions Gate Entertainment Corp.1	4,225,000	56,277
MGM China Holdings Ltd.	33,966,000	54,702
News Corp., Class A	2,602,815	49,974
Groupon, Inc., Class A1,2,3	4,748,340	45,975
Sands China Ltd.	12,632,800	43,132
Garmin Ltd.	951,200	40,864
Li & Fung Ltd.	22,000,000	40,363
Daily Mail and General Trust PLC, Class A, nonvoting	6,670,000	39,104
Sky Deutschland AG1	13,645,000	38,367
Liberty Media Corp., Class A1	450,000	38,147
Time Warner Inc.	1,000,000	34,470
Time Warner Cable Inc.	450,214	33,946
Melco Crown Entertainment Ltd. (ADR)1	2,877,000	33,805
Tractor Supply Co.	350,000	31,973
John Wiley & Sons, Inc., Class A	700,000	31,850
SJM Holdings Ltd.	17,342,000	30,789
Home Depot, Inc.	541,000	26,693
Virgin Media Inc.	1,170,000	25,775
Reed Elsevier PLC	3,430,000	25,269
Kingfisher PLC	5,500,000	23,904
Zhongsheng Group Holdings Ltd.	14,264,500	22,973
Paddy Power PLC	357,000	22,954
JCDecaux SA	950,000	19,852
CTC Media, Inc.	1,894,747	16,825
YUM! Brands, Inc.	214,500	15,092
Churchill Downs Inc.	250,000	15,000
NIKE, Inc., Class B	136,600	14,777
Staples, Inc.	800,000	10,512
Multi Screen Media Private Ltd.1,2,3	79,866	6,608
		1,333,601

HEALTH CARE — 15.47%
Thermo Fisher Scientific Inc.	1,823,000	92,025
Gilead Sciences, Inc.1	1,724,500	86,139
Grifols, SA, Class A1	3,055,000	69,298
Alexion Pharmaceuticals, Inc.1	884,100	80,073
Edwards Lifesciences Corp.1	761,600	65,018
McKesson Corp.	600,000	52,368
Stryker Corp.	984,000	50,627
Illumina, Inc.1	1,119,876	48,222
Allergan, Inc.	500,000	45,125
Exelixis, Inc.1,4	9,650,000	44,679
Biogen Idec Inc.1	335,600	43,880
Celesio AG	3,167,000	43,644
NuVasive, Inc.1,4	2,205,286	43,576
St. Jude Medical, Inc.	1,120,000	43,030
Hologic, Inc.1	2,419,550	40,552
Amgen Inc.	564,000	39,209
BioMarin Pharmaceutical Inc.1	1,016,300	36,221
Forest Laboratories, Inc.1	1,000,000	35,000
Orthofix International NV1	700,000	26,530
Medtronic, Inc.	700,000	25,788
Mesoblast Ltd.1	3,325,000	21,603
Richter Gedeon Nyrt	130,000	19,091
Amil Participações SA, ordinary nominative	1,825,000	17,193
Hill-Rom Holdings, Inc.	443,000	13,029
Volcano Corp.1	314,520	8,992
Teva Pharmaceutical Industries Ltd. (ADR)	196,000	7,681
Zimmer Holdings, Inc.	71,000	4,306
ArthroCare Corp.1	118,700	3,108
		1,106,007

FINANCIALS — 10.36%
AIA Group Ltd.	28,336,000	92,365
State Street Corp.	1,110,100	45,747
Wells Fargo & Co.	1,362,300	43,662
China Construction Bank Corp., Class H	60,164,050	41,703
Bank of China Ltd., Class H	100,556,000	38,737
Chongqing Rural Commercial Bank Co., Ltd., Class H	89,695,000	38,251
Marsh & McLennan Companies, Inc.	1,100,000	35,178
Aon PLC, Class A	661,000	30,737
Zions Bancorporation	1,600,000	30,448
Assured Guaranty Ltd.	2,400,000	28,656
Aberdeen Asset Management PLC	7,370,000	27,602
Société Générale1	1,340,198	26,614
JPMorgan Chase & Co.	800,000	26,520
Old Republic International Corp.	2,500,000	24,675
Fifth Third Bancorp	1,800,000	24,030
HDFC Bank Ltd.	2,550,000	22,986
Longfor Properties Co. Ltd.	13,800,000	21,407
Banco Santander, SA	3,854,166	20,469
IndusInd Bank Ltd.	3,700,000	19,660
Agricultural Bank of China, Class H	47,410,000	19,180
Industrial and Commercial Bank of China Ltd., Class H	31,350,000	19,065
First American Financial Corp.	1,170,900	18,453
Banco Santander (Brasil) SA, units	859,085	6,943
Banco Santander (Brasil) SA, units (ADR)	859,085	6,830
Stewart Information Services Corp.	900,000	12,447
Genworth Financial, Inc., Class A1	1,846,269	9,675
Kotak Mahindra Bank Ltd.	894,917	8,980
		741,020

INDUSTRIALS — 9.13%
Union Pacific Corp.	800,477	89,173
AirAsia Bhd.	77,785,000	86,326
Ryanair Holdings PLC (ADR)1	2,604,700	79,964
PT AKR Corporindo Tbk	173,899,680	62,437
Verisk Analytics, Inc., Class A1	1,175,000	56,283
United Parcel Service, Inc., Class B	610,000	45,714
MSC Industrial Direct Co., Inc., Class A	619,400	44,417
JG Summit Holdings, Inc.	54,060,400	41,007
CSX Corp.	1,952,722	40,792
FedEx Corp.	401,700	35,808
United Continental Holdings, Inc.1	787,500	19,821
Exponent, Inc.1	350,300	16,541
Capita PLC	1,489,523	14,187
Iron Mountain Inc.	304,900	8,644
Beacon Roofing Supply, Inc.1	300,000	7,455
United Stationers Inc.	164,320	4,149
		652,718

TELECOMMUNICATION SERVICES — 5.29%
Crown Castle International Corp.1	2,308,122	126,023
Millicom International Cellular SA (SDR)	578,269	49,473
SOFTBANK CORP.	1,320,000	41,271
Vodafone Group PLC	14,000,000	37,328
Avanti Communications Group PLC1,4	6,933,372	33,179
PT XL Axiata Tbk	34,745,740	21,809
Sprint Nextel Corp., Series 11	6,685,000	17,180
MetroPCS Communications, Inc.1	2,223,832	14,233
tw telecom inc.1	600,000	13,914
América Móvil, SAB de CV, Series L (ADR)	279,300	6,580
Telephone and Data Systems, Inc.	326,100	6,473
Leap Wireless International, Inc.1	982,252	5,668
United States Cellular Corp.1	139,500	5,216
		378,347

ENERGY — 1.53%
Schlumberger Ltd.	1,052,400	66,564
FMC Technologies, Inc.1	600,000	24,144
Baker Hughes Inc.	443,200	18,495
		109,203

CONSUMER STAPLES — 0.78%
Costco Wholesale Corp.	650,000	56,153

MATERIALS — 0.78%
Monsanto Co.	449,950	34,736
Ube Industries, Ltd.	9,250,000	21,248
		55,984

UTILITIES — 0.30%
SSE PLC	1,055,000	21,512

MISCELLANEOUS — 4.89%
Other common stocks in initial period of acquisition		349,430

Total common stocks (cost: $5,341,393,000)		6,263,329

Preferred stocks — 0.17%

FINANCIALS — 0.06%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	160,000	4,128

MISCELLANEOUS — 0.11%
Other preferred stocks in initial period of acquisition		7,653

Total preferred stocks (cost: $11,000,000)		11,781

	Principal amount
Short-term securities — 12.36%	(000)

U.S. Treasury Bills 0.076%–0.138% due 6/7–10/18/2012	$219,600	219,551
Fannie Mae 0.07%–0.16% due 7/16–11/1/2012	190,100	190,031
Straight-A Funding LLC 0.18% due 8/1–8/6/20125	89,000	88,970
General Electric Co. 0.13% due 6/1/2012	38,400	38,400
General Electric Capital Corp. 0.14% due 7/17/2012	35,000	34,994
Freddie Mac 0.07%–0.12% due 7/17–8/17/2012	61,600	61,592
Google Inc. 0.10% due 6/21/20125	50,000	49,997
Federal Home Loan Bank 0.095%–0.19% due 6/13–10/16/2012	42,600	42,588
Abbott Laboratories 0.15% due 8/21/20125	38,700	38,688
Procter & Gamble Co. 0.13% due 6/5/20125	35,500	35,499
Merck & Co. Inc. 0.11% due 6/20/20125	25,000	24,998
Private Export Funding Corp. 0.20% due 6/11/20125	25,000	24,998
Paccar Financial Corp. 0.13% due 6/4/2012	22,800	22,800
Coca-Cola Co. 0.19% due 9/6/20125	11,000	10,994

Total short-term securities (cost: $884,076,000)		884,100

Total investment securities (cost: $6,236,469,000)		7,159,210
Other assets less liabilities		(8,733)

Net assets		$7,150,477

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $52,583,000, which represented .73% of the net assets of the fund.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Groupon, Inc., Class A	12/17/2010	$37,500	$45,975	.64%
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	31,574	6,608	.09
Total restricted securities		$69,074	$52,583	.73%

4Represents an affiliated company as defined under the Investment Company Act of 1940.

5Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $274,144,000, which represented 3.83% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-914-0712O-S32889

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 31, 2012

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: July 31, 2012